UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

FORM N-Q

DECEMBER 31, 2013

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited)	December 31, 2013

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 0.4%
BorgWarner Inc.	3,335	$186,460
Delphi Automotive PLC	4,100	246,533
Goodyear Tire & Rubber Co.	3,619	86,313
Johnson Controls Inc.	10,040	515,052

Total Auto Components		1,034,358

Automobiles - 0.8%
Ford Motor Co.	57,812	892,039
General Motors Co.	16,700	682,529	*
Harley-Davidson Inc.	3,241	224,407

Total Automobiles		1,798,975

Distributors - 0.1%
Genuine Parts Co.	2,262	188,176

Diversified Consumer Services - 0.1%
Graham Holdings Co., Class B	66	43,779
H&R Block Inc.	4,005	116,305

Total Diversified Consumer Services		160,084

Hotels, Restaurants & Leisure - 1.7%
Carnival Corp.	6,420	257,891
Chipotle Mexican Grill Inc.	454	241,882	*
Darden Restaurants Inc.	1,914	104,064
International Game Technology	3,648	66,248
Marriott International Inc., Class A Shares	3,293	162,542
McDonald’s Corp.	14,584	1,415,086
Starbucks Corp.	11,045	865,818
Starwood Hotels & Resorts Worldwide Inc.	2,807	223,016
Wyndham Worldwide Corp.	1,910	140,748
Wynn Resorts Ltd.	1,184	229,945
Yum! Brands Inc.	6,527	493,506

Total Hotels, Restaurants & Leisure		4,200,746

Household Durables - 0.4%
D.R. Horton Inc.	4,165	92,963
Garmin Ltd.	1,803	83,335
Harman International Industries Inc.	990	81,031
Leggett & Platt Inc.	2,070	64,046
Lennar Corp., Class A Shares	2,451	96,961
Mohawk Industries Inc.	894	133,116	*
Newell Rubbermaid Inc.	4,209	136,414
PulteGroup Inc.	5,053	102,930
Whirlpool Corp.	1,150	180,389

Total Household Durables		971,185

Internet & Catalog Retail - 1.5%
Amazon.com Inc.	5,434	2,167,025	*
Expedia Inc.	1,509	105,117
Netflix Inc.	869	319,940	*
Priceline.com Inc.	754	876,449	*
TripAdvisor Inc.	1,646	136,338	*

Total Internet & Catalog Retail		3,604,869

Leisure Equipment & Products - 0.1%
Hasbro Inc.	1,693	93,132
Mattel Inc.	4,960	235,997

Total Leisure Equipment & Products		329,129

Media - 3.7%
Cablevision Systems Corp., New York Group, Class A Shares	3,138	56,264
CBS Corp., Class B Shares	8,180	521,393

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2013

SECURITY	SHARES	VALUE
Media - 3.7% (continued)
Comcast Corp., Class A Shares	38,195	$1,984,803
DIRECTV	7,162	494,823	*
Discovery Communications Inc., Class A Shares	3,290	297,482	*
Gannett Co. Inc.	3,340	98,797
Interpublic Group of Cos. Inc.	6,101	107,988
News Corp., Class A Shares	7,296	131,474	*
Omnicom Group Inc.	3,772	280,524
Scripps Networks Interactive, Class A Shares	1,653	142,836
Time Warner Cable Inc.	4,084	553,382
Time Warner Inc.	13,260	924,487
Twenty-First Century Fox Inc.	28,768	1,012,058
Viacom Inc., Class B Shares	5,957	520,284
Walt Disney Co.	23,953	1,830,009

Total Media		8,956,604

Multiline Retail - 0.7%
Dollar General Corp.	4,318	260,462	*
Dollar Tree Inc.	3,050	172,081	*
Family Dollar Stores Inc.	1,417	92,062
Kohl’s Corp.	2,950	167,413
Macy’s Inc.	5,401	288,413
Nordstrom Inc.	2,097	129,595
Target Corp.	9,264	586,133

Total Multiline Retail		1,696,159

Specialty Retail - 2.2%
AutoNation Inc.	946	47,007	*
AutoZone Inc.	499	238,492	*
Bed Bath & Beyond Inc.	3,147	252,704	*
Best Buy Co. Inc.	4,006	159,759
CarMax Inc.	3,273	153,896	*
GameStop Corp., Class A Shares	1,713	84,382
Gap Inc.	3,882	151,709
Home Depot Inc.	20,640	1,699,498
L Brands Inc.	3,574	221,052
Lowe’s Cos. Inc.	15,328	759,502
O’Reilly Automotive Inc.	1,573	202,461	*
PetSmart Inc.	1,520	110,580
Ross Stores Inc.	3,176	237,978
Staples Inc.	9,681	153,831
Tiffany & Co.	1,614	149,747
TJX Cos. Inc.	10,424	664,321
Urban Outfitters Inc.	1,598	59,286	*

Total Specialty Retail		5,346,205

Textiles, Apparel & Luxury Goods - 0.8%
Coach Inc.	4,111	230,751
Fossil Group Inc.	720	86,357	*
Michael Kors Holdings Ltd.	2,600	211,094	*
NIKE Inc., Class B Shares	10,952	861,265
PVH Corp.	1,196	162,680
Ralph Lauren Corp.	874	154,322
V.F. Corp.	5,164	321,924

Total Textiles, Apparel & Luxury Goods		2,028,393

TOTAL CONSUMER DISCRETIONARY		30,314,883

CONSUMER STAPLES - 9.7%
Beverages - 2.1%
Beam Inc.	2,405	163,684
Brown-Forman Corp., Class B Shares	2,375	179,479
Coca-Cola Co.	55,662	2,299,397
Coca-Cola Enterprises Inc.	3,539	156,176
Constellation Brands Inc., Class A Shares	2,442	171,868	*
Dr. Pepper Snapple Group Inc.	2,947	143,578

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2013

SECURITY	SHARES	VALUE
Beverages - 2.1% (continued)
Molson Coors Brewing Co., Class B Shares	2,317	$130,100
Monster Beverage Corp.	2,000	135,540	*
PepsiCo Inc.	22,477	1,864,242

Total Beverages		5,244,064

Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	6,404	762,140
CVS Caremark Corp.	17,445	1,248,539
Kroger Co.	7,628	301,535
Safeway Inc.	3,617	117,806
Sysco Corp.	8,524	307,716
Wal-Mart Stores Inc.	23,713	1,865,976
Walgreen Co.	12,764	733,164
Whole Foods Market Inc.	5,476	316,677

Total Food & Staples Retailing		5,653,553

Food Products - 1.6%
Archer-Daniels-Midland Co.	9,644	418,550
Campbell Soup Co.	2,632	113,913
ConAgra Foods Inc.	6,183	208,367
General Mills Inc.	9,296	463,963
Hershey Co.	2,196	213,517
Hormel Foods Corp.	1,973	89,120
J.M. Smucker Co.	1,541	159,679
Kellogg Co.	3,769	230,173
Kraft Foods Group Inc.	8,751	471,854
McCormick & Co. Inc., Non Voting Shares	1,935	133,360
Mead Johnson Nutrition Co., Class A Shares	2,961	248,013
Mondelez International Inc., Class A Shares	25,655	905,622
Tyson Foods Inc., Class A Shares	3,981	133,204

Total Food Products		3,789,335

Household Products - 2.0%
Clorox Co.	1,891	175,409
Colgate-Palmolive Co.	12,882	840,035
Kimberly-Clark Corp.	5,594	584,349
Procter & Gamble Co.	39,840	3,243,375

Total Household Products		4,843,168

Personal Products - 0.2%
Avon Products Inc.	6,358	109,485
Estee Lauder Cos. Inc., Class A Shares	3,753	282,676

Total Personal Products		392,161

Tobacco - 1.5%
Altria Group Inc.	29,314	1,125,364
Lorillard Inc.	5,401	273,723
Philip Morris International Inc.	23,482	2,045,987
Reynolds American Inc.	4,594	229,654

Total Tobacco		3,674,728

TOTAL CONSUMER STAPLES		23,597,009

ENERGY - 10.3%
Energy Equipment & Services - 1.9%
Baker Hughes Inc.	6,496	358,969
Cameron International Corp.	3,486	207,522	*
Diamond Offshore Drilling Inc.	1,019	58,001
Ensco PLC, Class A Shares	3,400	194,412
FMC Technologies Inc.	3,468	181,064	*
Halliburton Co.	12,432	630,924
Helmerich & Payne Inc.	1,570	132,006
Nabors Industries Ltd.	3,807	64,681
National-Oilwell Varco Inc.	6,275	499,051
Noble Corp. PLC	3,714	139,164
Rowan Cos. PLC, Class A Shares	1,821	64,391	*

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2013

SECURITY	SHARES	VALUE
Energy Equipment & Services - 1.9% (continued)
Schlumberger Ltd.	19,302	$1,739,303
Transocean Ltd.	4,968	245,518

Total Energy Equipment & Services		4,515,006

Oil, Gas & Consumable Fuels - 8.4%
Anadarko Petroleum Corp.	7,376	585,064
Apache Corp.	5,851	502,835
Cabot Oil & Gas Corp.	6,173	239,266
Chesapeake Energy Corp.	7,409	201,080
Chevron Corp.	28,187	3,520,838
ConocoPhillips	17,956	1,268,592
CONSOL Energy Inc.	3,356	127,662
Denbury Resources Inc.	5,374	88,295	*
Devon Energy Corp.	5,594	346,101
EOG Resources Inc.	4,001	671,528
EQT Corp.	2,209	198,324
Exxon Mobil Corp.	64,028	6,479,634
Hess Corp.	4,169	346,027
Kinder Morgan Inc.	9,857	354,852
Marathon Oil Corp.	10,210	360,413
Marathon Petroleum Corp.	4,384	402,144
Murphy Oil Corp.	2,576	167,131
Newfield Exploration Co.	1,995	49,137	*
Noble Energy Inc.	5,266	358,667
Occidental Petroleum Corp.	11,814	1,123,511
ONEOK Inc.	3,023	187,970
Peabody Energy Corp.	3,955	77,241
Phillips 66	8,748	674,733
Pioneer Natural Resources Co.	2,090	384,706
QEP Resources Inc.	2,636	80,793
Range Resources Corp.	2,395	201,923
Southwestern Energy Co.	5,140	202,156	*
Spectra Energy Corp.	9,821	349,824
Tesoro Corp.	1,947	113,900
Valero Energy Corp.	7,908	398,563
Williams Cos. Inc.	10,017	386,356
WPX Energy Inc.	2,911	59,326	*

Total Oil, Gas & Consumable Fuels		20,508,592

TOTAL ENERGY		25,023,598

FINANCIALS - 16.1%
Capital Markets - 2.2%
Ameriprise Financial Inc.	2,851	328,008
Bank of New York Mellon Corp.	16,833	588,145
BlackRock Inc.	1,862	589,267
Charles Schwab Corp.	17,006	442,156
E*TRADE Financial Corp.	4,252	83,509	*
Franklin Resources Inc.	5,917	341,588
Goldman Sachs Group Inc.	6,178	1,095,112
Invesco Ltd.	6,474	235,654
Legg Mason Inc.	1,556	67,655	(a)
Morgan Stanley	20,306	636,796
Northern Trust Corp.	3,293	203,804
State Street Corp.	6,434	472,191
T. Rowe Price Group Inc.	3,824	320,337

Total Capital Markets		5,404,222

Commercial Banks - 2.8%
BB&T Corp.	10,332	385,590
Comerica Inc.	2,681	127,455
Fifth Third Bancorp	12,939	272,107
Huntington Bancshares Inc.	12,173	117,469
KeyCorp	13,142	176,366
M&T Bank Corp.	1,909	222,246

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2013

SECURITY	SHARES	VALUE
Commercial Banks - 2.8% (continued)
PNC Financial Services Group Inc.	7,799	$605,046
Regions Financial Corp.	20,190	199,679
SunTrust Banks Inc.	7,845	288,775
U.S. Bancorp	26,768	1,081,427
Wells Fargo & Co.	70,257	3,189,668
Zions Bancorporation	2,706	81,072

Total Commercial Banks		6,746,900

Consumer Finance - 1.0%
American Express Co.	13,503	1,225,127
Capital One Financial Corp.	8,450	647,355
Discover Financial Services	7,066	395,343
SLM Corp.	6,394	168,034

Total Consumer Finance		2,435,859

Diversified Financial Services - 5.3%
Bank of America Corp.	156,330	2,434,058
Berkshire Hathaway Inc., Class B Shares	26,382	3,127,850	*
Citigroup Inc.	44,454	2,316,498
CME Group Inc.	4,620	362,485
IntercontinentalExchange Group Inc.	1,686	379,215
JPMorgan Chase & Co.	55,097	3,222,072
Leucadia National Corp.	4,595	130,222
McGraw Hill Financial Inc.	3,979	311,158
Moody’s Corp.	2,774	217,676
Nasdaq OMX Group Inc.	1,695	67,461
Principal Financial Group Inc.	4,012	197,832

Total Diversified Financial Services		12,766,527

Insurance - 2.9%
ACE Ltd.	4,984	515,994
AFLAC Inc.	6,831	456,311
Allstate Corp.	6,667	363,618
American International Group Inc.	21,580	1,101,659
Aon PLC	4,428	371,465
Assurant Inc.	1,066	70,750
Chubb Corp.	3,690	356,565
Cincinnati Financial Corp.	2,161	113,172
Genworth Financial Inc., Class A Shares	7,244	112,499	*
Hartford Financial Services Group Inc.	6,553	237,415
Lincoln National Corp.	3,845	198,479
Loews Corp.	4,483	216,260
Marsh & McLennan Cos. Inc.	8,043	388,959
MetLife Inc.	16,431	885,960
Progressive Corp.	8,090	220,614
Prudential Financial Inc.	6,786	625,805
Torchmark Corp.	1,325	103,549
Travelers Cos. Inc.	5,349	484,298
Unum Group	3,828	134,286
XL Group PLC	4,145	131,977

Total Insurance		7,089,635

Real Estate Investment Trusts (REITs) - 1.8%
American Tower Corp.	5,784	461,679
Apartment Investment and Management Co., Class A Shares	2,139	55,422
AvalonBay Communities Inc.	1,783	210,804
Boston Properties Inc.	2,241	224,929
Equity Residential	4,913	254,837
General Growth Properties Inc.	7,900	158,553
HCP Inc.	6,687	242,872
Health Care REIT Inc.	4,231	226,655
Host Hotels & Resorts Inc.	11,085	215,492
Kimco Realty Corp.	6,005	118,599
Macerich Co.	2,060	121,313
Plum Creek Timber Co. Inc.	2,593	120,600

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2013

SECURITY	SHARES	VALUE
Real Estate Investment Trusts (REITs) - 1.8% (continued)
Prologis Inc.	7,310	$270,105
Public Storage Inc.	2,118	318,801
Simon Property Group Inc.	4,548	692,024
Ventas Inc.	4,310	246,877
Vornado Realty Trust	2,550	226,415
Weyerhaeuser Co.	8,541	269,639

Total Real Estate Investment Trusts (REITs)		4,435,616

Real Estate Management & Development - 0.0%
CBRE Group Inc., Class A Shares	4,080	107,304	*

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp Inc.	6,970	65,727
People’s United Financial Inc.	4,695	70,988

Total Thrifts & Mortgage Finance		136,715

TOTAL FINANCIALS		39,122,778

HEALTH CARE - 12.9%
Biotechnology - 2.4%
Alexion Pharmaceuticals Inc.	2,874	382,414	*
Amgen Inc.	11,053	1,261,811
Biogen Idec Inc.	3,462	968,495	*
Celgene Corp.	6,040	1,020,518	*
Gilead Sciences Inc.	22,474	1,688,921	*
Regeneron Pharmaceuticals Inc.	1,151	316,801	*
Vertex Pharmaceuticals Inc.	3,426	254,552	*

Total Biotechnology		5,893,512

Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	22,662	868,634
Baxter International Inc.	7,954	553,201
Becton, Dickinson & Co.	2,845	314,344
Boston Scientific Corp.	19,570	235,231	*
C.R. Bard Inc.	1,142	152,959
CareFusion Corp.	3,059	121,809	*
Covidien PLC	6,700	456,270
DENTSPLY International Inc.	2,091	101,372
Edwards Lifesciences Corp.	1,604	105,479	*
Hospira Inc.	2,431	100,352	*
Intuitive Surgical Inc.	558	214,317	*
Medtronic Inc.	14,632	839,731
St. Jude Medical Inc.	4,277	264,960
Stryker Corp.	4,326	325,056
Varian Medical Systems Inc.	1,549	120,342	*
Zimmer Holdings Inc.	2,506	233,534

Total Health Care Equipment & Supplies		5,007,591

Health Care Providers & Services - 2.0%
Aetna Inc.	5,386	369,426
AmerisourceBergen Corp.	3,372	237,085
Cardinal Health Inc.	5,005	334,384
CIGNA Corp.	4,051	354,381
DaVita HealthCare Partners Inc.	2,588	164,002	*
Express Scripts Holding Co.	11,810	829,534	*
Humana Inc.	2,285	235,858
Laboratory Corporation of America Holdings	1,281	117,045	*
McKesson Corp.	3,367	543,434
Patterson Cos. Inc.	1,222	50,346
Quest Diagnostics Inc.	2,131	114,094
Tenet Healthcare Corp.	1,454	61,242	*
UnitedHealth Group Inc.	14,756	1,111,127
WellPoint Inc.	4,330	400,049

Total Health Care Providers & Services		4,922,007

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2013

SECURITY	SHARES	VALUE
Health Care Technology - 0.1%
Cerner Corp.	4,327	$241,187	*

Life Sciences Tools & Services - 0.5%
Agilent Technologies Inc.	4,848	277,257
Life Technologies Corp.	2,531	191,850	*
PerkinElmer Inc.	1,647	67,906
Thermo Fisher Scientific Inc.	5,296	589,709
Waters Corp.	1,248	124,800	*

Total Life Sciences Tools & Services		1,251,522

Pharmaceuticals - 5.8%
AbbVie Inc.	23,343	1,232,744
Actavis PLC	2,590	435,120	*
Allergan Inc.	4,355	483,754
Bristol-Myers Squibb Co.	24,133	1,282,669
Eli Lilly & Co.	14,531	741,081
Forest Laboratories Inc.	3,475	208,604	*
Johnson & Johnson	41,353	3,787,521
Merck & Co. Inc.	42,826	2,143,441
Mylan Inc.	5,611	243,518	*
Perrigo Co. PLC	1,950	299,247
Pfizer Inc.	94,991	2,909,574
Zoetis Inc.	7,300	238,637

Total Pharmaceuticals		14,005,910

TOTAL HEALTH CARE		31,321,729

INDUSTRIALS - 10.9%
Aerospace & Defense - 2.1%
Boeing Co.	10,133	1,383,053
General Dynamics Corp.	4,904	468,577
Honeywell International Inc.	11,501	1,050,846
L-3 Communications Holdings Inc.	1,299	138,811
Lockheed Martin Corp.	3,943	586,166
Northrop Grumman Corp.	3,254	372,941
Precision Castparts Corp.	2,129	573,340
Raytheon Co.	4,682	424,658
Rockwell Collins Inc.	1,980	146,362

Total Aerospace & Defense		5,144,754

Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide Inc.	2,222	129,632
Expeditors International of Washington Inc.	3,013	133,325
FedEx Corp.	4,362	627,125
Ryder System Inc.	771	56,884
United Parcel Service Inc., Class B Shares	10,477	1,100,923

Total Air Freight & Logistics		2,047,889

Airlines - 0.2%
Delta Air Lines Inc.	12,539	344,446
Southwest Airlines Co.	10,212	192,394

Total Airlines		536,840

Building Products - 0.1%
Allegion PLC	1,271	56,165	*
Masco Corp.	5,232	119,133

Total Building Products		175,298

Commercial Services & Supplies - 0.5%
ADT Corp.	2,947	119,265
Cintas Corp.	1,476	87,955
Iron Mountain Inc.	2,494	75,693
Pitney Bowes Inc.	2,961	68,991
Republic Services Inc.	3,958	131,406
Stericycle Inc.	1,256	145,909	*

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2013

SECURITY	SHARES	VALUE
Commercial Services & Supplies - 0.5% (continued)
Tyco International Ltd.	6,820	$279,893
Waste Management Inc.	6,355	285,149

Total Commercial Services & Supplies		1,194,261

Construction & Engineering - 0.2%
Fluor Corp.	2,394	192,214
Jacobs Engineering Group Inc.	1,930	121,571	*
Quanta Services Inc.	3,164	99,856	*

Total Construction & Engineering		413,641

Electrical Equipment - 0.8%
AMETEK Inc.	3,587	188,927
Eaton Corp. PLC	6,955	529,415
Emerson Electric Co.	10,318	724,117
Rockwell Automation Inc.	2,032	240,101
Roper Industries Inc.	1,456	201,918

Total Electrical Equipment		1,884,478

Industrial Conglomerates - 2.9%
3M Co.	9,374	1,314,703
General Electric Co.	148,287	4,156,485
Textron Inc.	4,121	151,488
United Technologies Corp.	12,373	1,408,047

Total Industrial Conglomerates		7,030,723

Machinery - 2.0%
Caterpillar Inc.	9,327	846,985
Cummins Inc.	2,554	360,037
Danaher Corp.	8,788	678,434
Deere & Co.	5,611	512,453
Dover Corp.	2,497	241,060
Flowserve Corp.	2,044	161,128
Illinois Tool Works Inc.	5,985	503,219
Ingersoll-Rand PLC	3,927	241,903
Joy Global Inc.	1,528	89,373
PACCAR Inc.	5,190	307,092
Pall Corp.	1,624	138,608
Parker Hannifin Corp.	2,187	281,336
Pentair Ltd., Registered Shares	2,922	226,952
Snap-on Inc.	852	93,311
Stanley Black & Decker Inc.	2,275	183,570
Xylem Inc.	2,664	92,174

Total Machinery		4,957,635

Professional Services - 0.2%
Dun & Bradstreet Corp.	559	68,617
Equifax Inc.	1,784	123,257
Nielsen Holdings NV	3,700	169,793
Robert Half International Inc.	2,031	85,282

Total Professional Services		446,949

Road & Rail - 0.9%
CSX Corp.	14,857	427,436
Kansas City Southern	1,615	199,986
Norfolk Southern Corp.	4,528	420,334
Union Pacific Corp.	6,750	1,134,000

Total Road & Rail		2,181,756

Trading Companies & Distributors - 0.2%
Fastenal Co.	4,001	190,088
W. W. Grainger Inc.	905	231,155

Total Trading Companies & Distributors		421,243

TOTAL INDUSTRIALS		26,435,467

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2013

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 18.5%
Communications Equipment - 1.7%
Cisco Systems Inc.	78,364	$1,759,272
F5 Networks Inc.	1,137	103,308	*
Harris Corp.	1,566	109,322
Juniper Networks Inc.	7,402	167,063	*
Motorola Solutions Inc.	3,357	226,598
QUALCOMM Inc.	24,761	1,838,504

Total Communications Equipment		4,204,067

Computers & Peripherals - 4.1%
Apple Inc.	13,187	7,399,358
EMC Corp.	30,161	758,549
Hewlett-Packard Co.	28,168	788,141
NetApp Inc.	4,995	205,494
SanDisk Corp.	3,311	233,558
Seagate Technology PLC	4,780	268,445
Western Digital Corp.	3,085	258,831

Total Computers & Peripherals		9,912,376

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A Shares	2,320	206,897
Corning Inc.	21,211	377,980
FLIR Systems Inc.	2,076	62,488
Jabil Circuit Inc.	2,710	47,262
TE Connectivity Ltd.	6,000	330,660

Total Electronic Equipment, Instruments & Components		1,025,287

Internet Software & Services - 3.2%
Akamai Technologies Inc.	2,623	123,753	*
eBay Inc.	17,077	937,357	*
Facebook Inc., Class A Shares	24,100	1,317,306	*
Google Inc., Class A Shares	4,113	4,609,480	*
VeriSign Inc.	1,888	112,865	*
Yahoo! Inc.	13,828	559,204	*

Total Internet Software & Services		7,659,965

IT Services - 3.7%
Accenture PLC, Class A Shares	9,318	766,126
Alliance Data Systems Corp.	714	187,732	*
Automatic Data Processing Inc.	7,056	570,195
Cognizant Technology Solutions Corp., Class A Shares	4,434	447,745	*
Computer Sciences Corp.	2,158	120,589
Fidelity National Information Services Inc.	4,267	229,053
Fiserv Inc.	3,781	223,268	*
International Business Machines Corp.	14,960	2,806,047
MasterCard Inc., Class A Shares	1,517	1,267,393
Paychex Inc.	4,764	216,905
Teradata Corp.	2,428	110,450	*
Total System Services Inc.	2,448	81,469
Visa Inc., Class A Shares	7,464	1,662,084
Western Union Co.	8,094	139,622
Xerox Corp.	16,961	206,415

Total IT Services		9,035,093

Semiconductors & Semiconductor Equipment - 2.0%
Altera Corp.	4,707	153,119
Analog Devices Inc.	4,559	232,190
Applied Materials Inc.	17,649	312,211
Broadcom Corp., Class A Shares	7,909	234,502
First Solar Inc.	994	54,312	*
Intel Corp.	72,858	1,891,394
KLA-Tencor Corp.	2,443	157,476
Lam Research Corp.	2,380	129,591	*
Linear Technology Corp.	3,432	156,327

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2013

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 2.0% (continued)
LSI Corp.	7,987	$88,017
Microchip Technology Inc.	2,907	130,088
Micron Technology Inc.	15,417	335,474	*
NVIDIA Corp.	8,480	135,849
Texas Instruments Inc.	16,043	704,448
Xilinx Inc.	3,933	180,603

Total Semiconductors & Semiconductor Equipment		4,895,601

Software - 3.4%
Adobe Systems Inc.	6,814	408,023	*
Autodesk Inc.	3,307	166,441	*
CA Inc.	4,762	160,241
Citrix Systems Inc.	2,732	172,799	*
Electronic Arts Inc.	4,538	104,102	*
Intuit Inc.	4,175	318,636
Microsoft Corp.	111,342	4,167,531
Oracle Corp.	51,434	1,967,865
Red Hat Inc.	2,777	155,623	*
Salesforce.com Inc.	8,131	448,750	*
Symantec Corp.	10,202	240,563

Total Software		8,310,574

TOTAL INFORMATION TECHNOLOGY		45,042,963

MATERIALS - 3.5%
Chemicals - 2.5%
Air Products & Chemicals Inc.	3,097	346,183
Airgas Inc.	973	108,830
CF Industries Holdings Inc.	840	195,754
Dow Chemical Co.	17,777	789,299
E.I. du Pont de Nemours & Co.	13,574	881,903
Eastman Chemical Co.	2,256	182,059
Ecolab Inc.	3,974	414,369
FMC Corp.	1,953	147,373
International Flavors & Fragrances Inc.	1,195	102,746
LyondellBasell Industries NV, Class A Shares	6,400	513,792
Monsanto Co.	7,707	898,251
Mosaic Co.	4,995	236,114
PPG Industries Inc.	2,082	394,872
Praxair Inc.	4,314	560,949
Sherwin-Williams Co.	1,262	231,577
Sigma-Aldrich Corp.	1,754	164,893

Total Chemicals		6,168,964

Construction Materials - 0.1%
Vulcan Materials Co.	1,905	113,195

Containers & Packaging - 0.2%
Avery Dennison Corp.	1,416	71,069
Ball Corp.	2,120	109,519
Bemis Co. Inc.	1,509	61,809
MeadWestvaco Corp.	2,607	96,277
Owens-Illinois Inc.	2,418	86,516	*
Sealed Air Corp.	2,875	97,894

Total Containers & Packaging		523,084

Metals & Mining - 0.6%
Alcoa Inc.	15,677	166,647
Allegheny Technologies Inc.	1,583	56,402
Cliffs Natural Resources Inc.	2,244	58,815
Freeport-McMoRan Copper & Gold Inc.	15,216	574,252
Newmont Mining Corp.	7,297	168,050
Nucor Corp.	4,664	248,964
United States Steel Corp.	2,120	62,540

Total Metals & Mining		1,335,670

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2013

SECURITY	SHARES	VALUE
Paper & Forest Products - 0.1%
International Paper Co.	6,502	$318,793

TOTAL MATERIALS		8,459,706

TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.1%
AT&T Inc.	77,211	2,714,739
CenturyLink Inc.	8,663	275,917
Frontier Communications Corp.	14,696	68,336
Verizon Communications Inc.	41,944	2,061,128
Windstream Holdings Inc.	8,736	69,713

Total Diversified Telecommunication Services		5,189,833

Wireless Telecommunication Services - 0.2%
Crown Castle International Corp.	4,896	359,513	*

TOTAL TELECOMMUNICATION SERVICES		5,549,346

UTILITIES - 2.8%
Electric Utilities - 1.5%
American Electric Power Co. Inc.	7,142	333,817
Duke Energy Corp.	10,348	714,115
Edison International	4,775	221,083
Entergy Corp.	2,614	165,388
Exelon Corp.	12,559	343,991
FirstEnergy Corp.	6,130	202,167
NextEra Energy Inc.	6,350	543,687
Northeast Utilities	4,618	195,757
Pepco Holdings Inc.	3,661	70,035
Pinnacle West Capital Corp.	1,613	85,360
PPL Corp.	9,237	277,941
Southern Co.	12,923	531,265

Total Electric Utilities		3,684,606

Gas Utilities - 0.0%
AGL Resources Inc.	1,763	83,267

Independent Power Producers & Energy Traders - 0.1%
AES Corp.	9,624	139,644
NRG Energy Inc.	4,740	136,133

Total Independent Power Producers & Energy Traders		275,777

Multi-Utilities - 1.2%
Ameren Corp.	3,556	128,585
CenterPoint Energy Inc.	6,282	145,617
CMS Energy Corp.	3,899	104,376
Consolidated Edison Inc.	4,293	237,317
Dominion Resources Inc.	8,507	550,318
DTE Energy Co.	2,591	172,016
Integrys Energy Group Inc.	1,153	62,735
NiSource Inc.	4,592	150,985
PG&E Corp.	6,585	265,244
Public Service Enterprise Group Inc.	7,414	237,544
SCANA Corp.	2,060	96,676
Sempra Energy	3,331	298,990
TECO Energy Inc.	2,994	51,617
Wisconsin Energy Corp.	3,320	137,249
Xcel Energy Inc.	7,294	203,794

Total Multi-Utilities		2,843,063

TOTAL UTILITIES		6,886,713

TOTAL COMMON STOCKS (Cost - $143,875,821)		241,754,192

INVESTMENT IN UNDERLYING FUNDS - 0.6%
SPDR S&P 500 ETF Trust (Cost - $1,398,016)	7,790	1,438,579

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $145,273,837)		$243,192,771

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 0.0%
Repurchase Agreements - 0.0%
Interest in $1,500,000,000 joint tri-party repurchase agreement dated 12/31/13 with RBS Securities Inc.; Proceeds at maturity - $67,000; (Fully collateralized by various U.S. government obligations, 0.125% to 2.625% due 7/15/14 to 1/15/23; Market value - $68,340) (Cost - $67,000)	0.010%	1/2/14	$67,000	$67,000

TOTAL INVESTMENTS - 100.1% (Cost - $145,340,837#)				243,259,771
Liabilities in Excess of Other Assets - (0.1)%				(313,725)

TOTAL NET ASSETS - 100.0%				$242,946,046

*	Non-income producing security.

(a)	Investment in affiliate. This security is a component of the S&P 500 Index in which the Fund invests.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ETF	— Exchange Traded Fund
SPDR	— Standard & Poor’s Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$241,754,192	—	—	$241,754,192
Investment in underlying funds	1,438,579	—	—	1,438,579

Total long-term investments	$243,192,771	—	—	$243,192,771

Short-term investments†	—	$67,000	—	67,000

Total investments	$243,192,771	$67,000	—	$243,259,771

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$109,407,590
Gross unrealized depreciation	(11,488,656)

Net unrealized appreciation	$97,918,934

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended December 31, 2013, the Fund did not invest in any derivative instruments.

4. Transactions with affiliated companies

The Fund invests in securities that are components of the S&P 500 Index. Legg Mason Inc. is a component of the S&P 500 Index and is considered to be affiliated with the Fund. Investments in Legg Mason Inc. were made in accordance to its proportional weighting in the S&P 500 Index. The following transactions were effected in shares of Legg Mason Inc. for the period ended December 31, 2013:

	Affiliate						Affiliate
	Value	Purchased		Sold		Dividend	Value	Realized
Company	at 9/30/13	Cost	Shares/Par	Cost	Shares/Par	Income	at 12/31/13	Loss
Legg Mason Inc.	$55,477	—	—	$12,931	103	$427	$67,655	$(8,898)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	February 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	February 25, 2014

By:	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 25, 2014